Subordinated loans - Schedule of Subordinated Loans by Group Companies (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 16,588	[1]	€ 13,724	€ 15,968
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	13,069		10,355
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 3,519		€ 3,370

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.